COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),

CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES

Supplement dated January 11, 2022 to

Summary Prospectus dated May 1, 2021

Prospectus dated May 1, 2021

Statement of Additional Information dated September 1, 2021

Effective January 11, 2022, Robert Becker will no longer serve as a portfolio manager toCohen & Steers Global Infrastructure Fund, Inc. (the “Fund”). All references to Robert Becker in the Summary Prospectus, Prospectus and Statement of Additional Information, are hereby removed.

In addition, effective January 11, 2022, Tyler Rosenlicht, Christopher Rhine and Thuy Quynh Dang will be added as a portfolio managers of the Fund. As of November 30, 2021, Tyler Rosenlicht and Thuy Quynh Dang did not beneficially own any equity securities of the Fund. As of November 30, 2021, Christopher Rhine owned 21,891 shares of the Fund.

Accordingly, the section titled “Investment Management – Portfolio Managers” of the Fund’s Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Benjamin Morton – Executive Vice President of the Advisor. Mr. Morton has been a portfolio manager of the Fund since 2008.

Tyler Rosenlicht – Senior Vice President of the Advisor. Mr. Rosenlicht has been a portfolio manager of the Fund since 2022.

Christopher Rhine – Senior Vice President of the Advisor. Mr. Rhine has been a portfolio manager of the Fund since 2022.

Thuy Quynh Dang – Vice President of the Advisor. Ms. Dang has been a portfolio manager of the Fund since 2022.

In addition, the section titled “Management of the Fund – Portfolio Managers” of the Fund’s Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Benjamin Morton – Mr. Morton joined the Advisor in 2003 and currently serves as Executive Vice President of the Advisor and Head of Global Listed Infrastructure. He is based in New York.

Tyler Rosenlicht – Mr. Rosenlicht joined the Advisor in 2012 and currently serves as Senior Vice President of the Advisor and Head of Midstream Energy & MLPs. He is based in New York.

Christopher Rhine – Mr. Rhine joined the Advisor in 2012 and currently serves as Senior Vice President of the Advisor and Head of Natural Resource Equities and Thematic Strategies. Mr. Rhine is a Chartered Financial Analyst charterholder. He is based in New York.

Thuy Quynh Dang – Ms. Dang joined the Advisor in 2011 and currently serves as Vice President of the Investment Manager and a member of the Infrastructure investment team. She is based in London.

The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Messrs. Morton, Rosenlicht and Rhine and Ms. Dang direct and supervise the execution of the Fund’s investment strategy, and Mr. Morton leads and guides the other members of the investment team.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

In addition, the “Accounts Managed” table of the section titled “Investment Advisory and Other Services – Portfolio Managers” of the Fund’s Statement of Additional Information is hereby revised with respect to the Fund as follows:

	Number of Other Accounts Managed and Assets ($mm) by Account Type
	Registered Investment Companies		Other Pooled Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Global Infrastructure Fund*
Benjamin Morton	4	$3,909	13	$1,212	18	$3,106
Tyler Rosenlicht	2	$3,546	13	$1,212	18	$3,106
Christopher Rhine	2	$3,730	13	$1,212	18	$3,106
Thuy Quynh Dang	1	$3,443	13	$1,212	18	$3,106

*	Other accounts managed data as of November 30, 2021.

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